Condensed Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Operating expenses:
Research and development	$ 1,593		$ 954		$ 4,725	$ 2,225
General and administrative	1,828		1,799		6,863	5,249
Total operating expenses	3,421		2,753		11,588	12,030
Loss from operations	(3,421)		(2,753)		(11,588)	(12,030)
Other income (expense):
Interest expense	0		(41)		(176)	(79)
Interest income	84		95		354	127
Total other income (expense)	84		54		178	(3,396)
Loss before income taxes	(3,337)		(2,699)		(11,410)	(15,426)
Income taxes	0		0		0	0
Net loss	$ (3,337)	$ (11,410)	$ (2,699)	$ (15,426)	$ (11,410)	$ (15,426)
Loss per share - basic and diluted (in dollars per share)	$ (1.07)		$ (2.2)		$ (6.46)	$ (14.82)
Weighted average shares outstanding - basic and diluted (in shares)	3,105,156		1,225,423		1,766,425	1,040,720